Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [Abstract]
Basis of Preparation	Basis of Preparation
2.1 Statement of compliance
The consolidated financial statements of the Company as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The issuance of the financial statements and its accompanying notes were approved by the Company's shareholders at the shareholder meeting on March 27, 2026 and were authorized for issuance to the Mexican Stock Exchange by the Company's Board of Directors on the same date. The accompanying consolidated financial statements were approved for issuance in the Company's annual report Form 20-F by the Company's Chief Executive Officer and Chief Administrative Financial Officer on April 24, 2026 and subsequent events have been considered through that date (see Note 30).

2.2 Basis of measurement and presentation
2.2.1 General considerations
The consolidated financial statements have been prepared on historical cost basis, except for the following:
•Derivative financial instruments.
•Trust assets of post-employment and other long-term employee benefit plans.
•Investments in equity instruments and some financial liabilities.
The carrying values of assets and liabilities designated as hedged items in fair value hedges that would otherwise be carried at amortized cost are adjusted to record changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.
The financial statements of subsidiaries in a hyperinflationary economy are stated in terms of the measuring unit at the end of the reporting period.
2.2.2 Presentation of the consolidated income statements
The Company’s consolidated income statements classifies its costs and expenses by function according to the industry practices in which the Company operates.
2.2.3 Presentation of consolidated statements of cash flows
The Company’s consolidated statement of cash flows is presented using the indirect method.
2.2.4 Convenience translation to U.S. dollars ($)
The consolidated financial statements are stated in millions of Mexican pesos (“Ps.”) and rounded to the nearest million unless stated otherwise. However, solely for the convenience of the readers, the consolidated statement of financial position, as of December 31, 2025, the consolidated income statement, the consolidated statement of comprehensive income and consolidated statement of cash flows for the year ended December 31, 2025 were converted into U.S. dollars at the closing exchange rate of Ps. 18.0057 Mexican pesos per U.S. dollar as published by the Federal Reserve Bank of New York as of December 31, 2025. This arithmetic conversion should not be construed as a representation that amounts expressed in Mexican pesos may be converted into U.S. dollars at that or any other exchange rate.
As explained in Note 2.1 above, as of April 17, 2026 the exchange rate was Ps. 17.2380 per U.S. dollar, an appreciation of 4.1% since December 31, 2025.
2.3 Critical accounting judgments and estimates
For the application of the Company’s accounting policies, which are described in Note 3, management is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if it affects only such period or in the current and subsequent periods if the revision affects both.
2.3.1 Judgments and estimations
In the process of applying the Company’s accounting policies, management has made the following judgments, which have the most significant effects on the consolidated financial statements.
2.3.1.1 Useful lives of property, plant and equipment and intangible assets with definite useful lives
Property, plant and equipment, including returnable bottles which are expected to provide benefits over more than one year, as well as intangible assets with definite useful lives are depreciated/amortized over their estimated useful lives. The Company bases its estimates on the experience of its technical personnel as well as its experience in the industry for similar assets, see Notes 3.14, 3.16, 11 and 13.
2.3.1.2 Equity method accounted investees
Associates
If the Company holds, directly or indirectly, 20 percent or more of the voting power of the investee, it is presumed that it has significant influence, unless it can be clearly demonstrated that this is not the case. If the Company holds, directly or indirectly, less than 20 percent of the voting power of the investee, it is presumed that the Company does not have significant influence, unless such influence can be demonstrated. Decisions regarding the propriety of utilizing the equity method of accounting for a less than 20 percent-owned corporate investee requires a careful evaluation of voting rights and their impact on the Company’s ability to exercise significant influence. Management considers the existence of the following circumstances which may indicate that the Company is able to exercise significant influence over a less than 20 percent-owned corporate investee:
•Representation on the board of directors or equivalent governing body of the investee;
•Participation in policy-making processes, including participation in decisions about dividends or other distributions;
•Material transactions between the Company and the investee;
•Interchange of managerial personnel; or
•Provision of essential technical information.
Management also considers the existence and effect of potential voting rights that are currently exercisable or exchangeable when assessing whether the Company has significant influence.
In addition, the Company evaluates certain indicators that provide evidence of significant influence, such as:
•Whether the extent of the Company’s ownership is significant relative to other shareholders (i.e. a lack of concentration of other shareholders);
•Whether the Company’s significant shareholders or officers hold an additional investment in the investee; and
•Whether the Company is a part of an investee’s board of director committees, such as the executive committee or the finance committee.
2.3.1.3 Leases
The Company periodically evaluates the reasonability of the assumptions used in the calculation of the right-of-use asset and lease liability. The results of these evaluations are recognized in the consolidated statement of financial position.
Information on assumptions and estimates that have a significant risk of resulting in an adjustment to the carrying value of right-of-use assets and lease liabilities, and the related statement of income accounts, include the following:
•If the Company is reasonably certain to exercise an option to extend a lease agreement or not exercise an option to terminate a lease agreement before its termination date, considering all the facts and circumstances that create an economic incentive for the Company to exercise, or not, such options, taking into account whether the lease option is enforceable and when the Company has the unilateral right to apply the option in question.
•Determination of the non-cancellable period for evergreen contracts and lifelong leases, considering whether the Company is reasonably certain to terminate the lease and/or estimating a reasonable period for the use of the asset, based on significant leasehold improvements made on the leased properties that provide reasonable certainty to the Company about the remaining period to obtain the benefits of such improvements on leased properties.
The Company estimates the Incremental Borrowing Rate (“IBR”) using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).
2.3.2 Key sources of estimation uncertainty
The following are the assumptions and other sources of estimation uncertainty at the end of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities in the subsequent financial period. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Company. Such changes would be included in the assumptions when they occur.
2.3.2.1 Impairment of indefinite-lived intangible assets, goodwill and depreciable long-lived assets
Intangible assets with indefinite lives including goodwill are subject to impairment tests annually or whenever indicators of impairment are present. An impairment exists when the carrying value of an asset or cash-generating unit (“CGU”) exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The fair value less costs to sell calculations are based on available data from binding sales agreements in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset. To determine whether such assets are impaired, the Company calculates an estimation of the value-in-use of the CGU to which such assets have been allocated. Impairment losses are recognized in current earnings for the excess of the carrying amount of the asset or CGU over its recoverable amount.
The Company assesses at each reporting date whether there is an indication that a long-lived asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount. In assessing value-in-use, the estimated future cash flows expected to be generated from the use of the asset or CGU are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account, if available.
If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded subsidiaries, or other available fair value indicators.
The key assumptions used to determine the recoverable amount for the Company’s CGUs, including a sensitivity analysis, are further explained in Notes 3.18 and 13.
2.3.2.2 Tax, labor and legal contingencies and provisions
The Company is subject to various claims and contingencies related to tax, labor and legal proceedings as described in Note 26. Due to their nature, such legal proceedings involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management periodically assesses the probability of loss for such contingencies and accrues a provision and/or discloses the relevant circumstances, as appropriate. The Company records a provision if the potential loss of any claim or legal proceeding is considered probable and the amount can be reasonably estimated. Management’s judgment must be exercised to determine the likelihood of such a loss and an estimate of the amount, due to the subjective nature of the loss.
Management periodically evaluates positions taken in tax returns concerning situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
The Company operates in numerous tax jurisdictions and is subject to periodic tax audits, in the normal course of business, by local tax authorities on a range of tax matters in relation to corporate tax, transfer pricing and indirect taxes. The impact of changes in local tax regulations and ongoing inspections by local tax authorities could materially impact the amounts recorded in the financial statements. Where the amount of tax payable is uncertain, the Company establishes provisions based on management’s estimates with respect to the likelihood of material tax exposures and the probable amount of the liability.
2.3.2.3 Fair value measurements
The Company measures all financial instruments at fair value.
The fair values of derivative financial instruments are determined considering quoted prices in recognized markets. If such instruments are not traded, fair value is determined by applying techniques based upon technical models supported by sufficient reliable and verifiable data, recognized in the financial sector. The Company bases its forward price curves upon market price quotations. Management believes that the chosen valuation techniques and assumptions used are appropriate in determining the fair value of financial instruments, see Note 21.
In the initial recognition of an equity instrument that is not held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in Other Comprehensive Income (“OCI”). This choice is made for each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as other income in the consolidated income statement unless the dividend represents a recovery of part of the cost of the investment. Other net gains and losses, related to changes in fair value, are recognized in OCI and are considered items that will not be reclassified to consolidated net income in subsequent periods.
For 2024, the Company measured at its fair value less cost to sell of the assets and liabilities held for sale related to its Strategic Businesses (see Note 3.17 and Note 4).
In 2023, the initial recognition of the Company's investment in IFS TopCo, the fair value of the initial investment was determined through a valuation using the estimated discounted cash flows of the share of the retained investment. The Company uses the equity method for subsequent valuation of this investment.
2.3.2.4 Business combinations
Businesses combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities assumed by the Company from the former owners of the acquiree, the amount of any non-controlling interest in the acquiree, and the equity interests issued by the Company in exchange for control of the acquiree.
At the acquisition date, the identifiable assets acquired, and the liabilities assumed are recognized and measured at their fair value, except that:
•Deferred tax assets or liabilities, and assets or liabilities related to employee benefit arrangements are recognized and measured in accordance with IAS 12, Income Taxes, and IAS 19, Employee Benefits, respectively;
•Liabilities or equity instruments related to share-based compensation arrangements of the acquiree or share-based compensation arrangements of the Company entered into to replace share-based compensation arrangements of the acquiree are measured in accordance with IFRS 2, Share-based Payment, at the acquisition date, see Note 3.25;
•Assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, are measured in accordance with that standard; and
•Indemnifiable assets are recognized at the acquisition date on the same basis as the indemnified liability subject to any contractual limitations.
For each acquisition, management’s judgment is exercised to determine the fair value of the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, applying estimates or judgments in techniques used, especially in forecasting CGU's cash flows, in the computation of weighted average cost of capital (“WACC”) and estimation of inflation during the identification of intangible assets with indefinite lives including goodwill and distribution and trademark rights, and estimation of useful lives of acquired intangible assets with definite lives, mainly, customer relationships.
2.4 Application of recently issued accounting standards
2.4.1 Climate-related Matters
The Company considers climate-related matters in estimates and assumptions, where appropriate. This assessment includes a wide range of possible impacts on the Company due to both physical and transition risks. The items and considerations that are most directly impacted by climate-related matters are:
•Useful life of property, plant and equipment. When reviewing the residual values and expected useful lives of assets, the Company considers climate-related matters, that may require significant capital expenditures. See Note 3.14 for further information.
•Impairment of non-financial assets. The value-in-use may be impacted in several different ways by transition risk, even though the Company has concluded that no single climate-related assumption is a key assumption for the 2025 test of impairment of indefinite lived intangible assets, goodwill and other depreciable long lived assets, the Company considered expectations of investments in property, plant and equipment and certain operating expenses associated with technological conversion, climate physical and transition risks and the adoption of low-carbon technologies. See Note 13.
2.4.2 New and amended standards and interpretations
The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
2.5 Financial impacts arising from Floods and Hurricanes in Mexico and Brazil in Coca-Cola FEMSA
For the years ended on December 31, 2024 and 2023, Coca-Cola FEMSA encountered significant impacts because some natural disasters such as hurricanes and flooding, which affected its operations in certain plants of Mexico and Brazil. These natural disasters had repercussions on both its facilities including inventories and property, plant and equipment, supply chain and therefore business activity, which have influenced the reported financial outcomes of both years.
In Mexico, the effects of Hurricane Otis in 2023 and Hurricane John in 2024 affected the Coca-Cola FEMSA facilities located in Acapulco, Guerrero. The consequences of these natural disasters included material damage to inventories of raw materials and finished products, as well as to property, plant and equipment and buildings, that needed to be restored. In Brazil, heavy rainfall and flooding in Rio Grande do Sul in 2024 affected the facilities at the Porto Alegre plant, resulting in temporary interruptions in production and distribution, the material damage to inventories of raw materials and finished products as well as to property, plant and equipment and buildings, that needed to be restored.
In both cases, to maintain product supply in the region, operations were restructured, leading to an increase in logistical costs. For both events, insurance claims were activated, and the progress of agreements led to the recognition of recoveries that partially mitigated the economic impacts.
During 2025, Coca-Cola FEMSA continued assessing the remaining effects of these natural events and worked with its insurance providers to resolve and settle all related impacts. Insurance recoveries have been recognized only to the extent that their realization is reasonably certain and in accordance with the progress of negotiations and validations with the insurers. As of year-end, Coca-Cola FEMSA continues to work with the insurance providers toward the resolution and final settlement of the outstanding cases; therefore, any additional recoveries will be recognized in the periods in which the respective agreements are formalized and the applicable accounting recognition criteria are met.
During the years ended December 31, 2025 and 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received have been recorded as follows:

		2025 Effects	2024 Effects	Total Effects
Inventories	Ps.	28	613	641
Property, plant and equipment		—	1,081	1,081
Additional expenses & losses		137	1,612	1,749
Subtotal		165	3,306	3,471
Insurance recovery (1)		(1,625)	(1,669)	(3,294)
Total	Ps.	(1,460)	1,637	177

(1)As of December 31, 2025 and 2024, the outstanding insurance recovery balances amounted to Ps. 1,166 and Ps. 334, respectively, and were presented within “other sundry accounts receivable". The net cash proceeds from insurance recoveries totaled Ps. 814 in 2025, of which Ps. 731 were classified as operating activities and Ps. 83 as investing activities, and Ps. 1,335 in 2024, of which Ps. 1,090 were classified as operating activities and Ps. 245 as investing activities